Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Reconciliation of Numerator and Denominator of Basic Earnings Per Share with that of Diluted Earnings Per Share
The reconciliation of the numerator and denominator of basic earnings per share with that of diluted earnings per share is presented as follows:

	Year Ended December 31
(Dollars in thousands, except per share)	2023	2022	2021
Distributed earnings allocated to common stock	$195,167	$194,052	$181,614
Undistributed earnings allocated to common stock	170,267	184,572	185,082

Net earnings allocated to common shareholders	$365,434	$378,624	$366,696

Average common shares outstanding	134,505,058	134,776,241	129,276,452
Dilutive effect of stock compensation	248,762	341,271	236,401

Average diluted shares outstanding	134,753,820	135,117,512	129,512,853

Earnings per basic common share	$2.72	$2.81	$2.84
Earnings per diluted common share	$2.71	$2.80	$2.83